Consolidated Balance Sheet - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 604,682	$ 72,205	$ 1,045
Accounts receivable - net	95,870	36,274
Inventory	308,783	195,681
WIP	49,606	96,551
Investment in life on earth Series B	0	50,000
Total Current Assets	1,058,941	450,711	1,045
Property and Equipment - Net	2,179,836	2,070,416
Loan receivable	50,000	50,000
Right of use asset	241,093	258,019
Goodwill	300,000	300,000
Other assets	67,621	64,511
Total Assets	3,897,491	3,193,657	1,045
Current Liabilities:
Accounts payable - trade	1,994,188	1,747,852	433,116
Accrued expenses	99,946	73,501
Accrued expenses related party	18,278	14,235
Unearned revenue	135,551	149,966
Customer JV account liabilities	300,000	600,000
Lease liability current	114,675	114,675
Notes payable	831,000	150,000
Notes payable PPP	0	310,000
Notes payable - related party	91,500	120,800
Notes payable - convertibles	777,778	202,300
Total Current Liabilities	4,362,916	3,483,329	433,116
Long-Term Debt:
Lease liability	126,418	143,344
Notes payable	150,000	831,000	40,800
Total Liabilities	4,639,334	4,457,673	473,916
Stockholders' (Deficit)
Common Stock Value	137	125	125
Additional paid-in capital	4,718,255	3,059,920	2,680,399
Accumulated deficit	5,460,238	4,324,261	(3,153,395)
Total Stockholders' (Deficit)	(741,843)	(1,264,016)	(472,871)
Total Liabilities and Stockholders' Deficit	3,897,491	$ 3,193,657	$ 1,045
Series A Preferred Stock [Member]
Stockholders' (Deficit)
Preferred Stock Value	0
Series B Preferred Stock [Member]
Stockholders' (Deficit)
Preferred Stock Value	0
Series C Preferred Stock [Member]
Stockholders' (Deficit)
Preferred Stock Value	$ 3